Secured Term Loan Facilities and Revolving Credit Facility	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facility
4.	Secured Term Loan Facilities and Revolving Credit Facility

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities at June 30, 2017 and December 31 2016:

	December 31, 2016	June 30, 2017
	(in thousands)
Current Liability
Current portion of long-term debt	$(81,128)	$(73,578)
Less: current portion of deferred financing costs	2,664	1,619

Current portion of secured term loan facility, net of deferred financing costs	$(78,464)	$(71,959)

Non-Current Liability
Secured term loan facilities net of current portion	$(547,744)	$(639,820)
Less: non-current portion of deferred financing costs	7,064	7,419

Non-current secured term loan facilities, net of current portion and non-current deferred financing costs	$(540,680)	$(632,401)

June 2017 Secured Term Loan and Revolving Credit Facility. On June 30, 2017, Navigator Gas L.L.C., as borrower, and the Company, as guarantor, entered into a secured term loan and revolving credit facility with Nordea Bank AB (Publ.), Filial I Norge, BNP Paribas, DVB Bank America N.V., ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.), to provide $100.0 million under a term loan facility and $60.8 million under a revolving credit facility to refinance the outstanding debt under the February 2013 Secured Term Loan Facility and for general corporate purposes. The June 2017 Secured Term Loan and Revolving Credit Facility has a term of six years from the first utilization date (expiring in June 2023) with a maximum principal amount of up to $160.8 million. As of June 30, 2017 there had been no funds drawn down under the June 2017 Secured Term Loan and Revolving Credit Facility. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 230 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.

The June 2017 Secured Term Loan and Revolving Credit Facility holds the following ships as collateral; Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Capricorn, Navigator Scorpio and Navigator Virgo as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.81% per annum based on any undrawn portion of the facility.